Guarantor Financial Information (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Income Statement [Table T
	Condensed Consolidating Statement of Income
(for the year ended December 31, 2015)	Shire Plc. (Parent Guarantor)	SAIIDAC (Subsidiary Issuer)	Baxalta Inc. (Subsidiary Issuer)	Non-Guarantor Non-Issuer Subsidiaries	Non-Guarantor Subsidiaries of SAIIDAC Notes	Non-Guarantor Subsidiaries of Baxalta Notes	Eliminations	Consolidated
(in millions)

Revenues:
Product sales	$ -	$ -	$ -	$ 6,099.9	$ 6,099.9	$ 6,099.9	$ -	$ 6,099.9
Royalties & other revenues	-	-	-	316.8	316.8	316.8	-	316.8
Total revenues	-	-	-	6,416.7	6,416.7	6,416.7	-	6,416.7

Costs and expenses:
Cost of sales	-	-	-	969.0	969.0	969.0	-	969.0
Research and development	-	-	-	1,564.0	1,564.0	1,564.0	-	1,564.0
Selling, general and administrative	24.9	-	-	1,816.2	1,816.2	1,816.2	1.4	1,842.5
Integration and acquisition costs	-	-	-	39.8	39.8	39.8	-	39.8
Amortization of acquired intangibles	-	-	-	498.7	498.7	498.7	-	498.7
Other operating expenses	-	-	-	83.2	83.2	83.2	-	83.2
Total operating expenses	24.9	-	-	4,970.9	4,970.9	4,970.9	1.4	4,997.2

Operating (loss)/income from continuing operations	(24.9)	-	-	1,445.8	1,445.8	1,445.8	(1.4)	1,419.5

Interest (expense)/income, net	(63.6)	(1.7)	-	27.9	27.9	26.2	-	(37.4)
Other income, net	0.9	-	-	2.8	2.8	2.8	-	3.7
Total other (expense)/income, net	(62.7)	(1.7)	-	30.7	30.7	29.0	-	(33.7)

(Loss)/income from continuing operations before income taxes and equity in earnings/(losses) of equity method investees	(87.6)	(1.7)	-	1,476.5	1,476.5	1,474.8	(1.4)	1,385.8

Income taxes	2.9	-	-	(49.0)	(49.0)	(49.0)	-	(46.1)
Equity in income/(losses) of equity method investees, net of taxes	1,388.1	-	-	(2.2)	(2.2)	(2.2)	(1,388.1)	(2.2)

Income/(loss) from continuing operations, net of taxes	1,303.4	(1.7)	-	1,425.3	1,425.3	1,423.6	(1,389.5)	1,337.5
Loss from discontinued operations, net of taxes[1]	-	-	-	(34.1)	(34.1)	(34.1)	-	(34.1)
Net income/(loss)	1,303.4	(1.7)	-	1,391.2	1,391.2	1,389.5	(1,389.5)	1,303.4

Comprehensive income/(loss)	$ 1,151.1	$ (1.7)	$ -	$ 1,238.9	$ 1,238.9	$ 1,237.2	$ (1,237.2)	$ 1,151.1

	Condensed Consolidating Statement of Income
(for the year ended December 31, 2014)	Shire Plc. (Parent Guarantor)	SAIIDAC (Subsidiary Issuer)	Baxalta Inc. (Subsidiary Issuer)	Non-Guarantor Non-Issuer Subsidiaries	Non-Guarantor Subsidiaries of SAIIDAC Notes	Non-Guarantor Subsidiaries of Baxalta Notes	Eliminations	Consolidated
(in millions)

Revenues:
Product sales	$ -	$ -	$ -	$ 5,830.4	$ 5,830.4	$ 5,830.4	$ -	$ 5,830.4
Royalties & other revenues	-	-	-	191.7	191.7	191.7	-	191.7
Total revenues	-	-	-	6,022.1	6,022.1	6,022.1	-	6,022.1

Costs and expenses:
Cost of sales	-	-	-	979.3	979.3	979.3	-	979.3
Research and development	-	-	-	1,067.5	1,067.5	1,067.5	-	1,067.5
Selling, general and administrative	109.4	-	-	1,671.2	1,671.2	1,671.2	1.4	1,782.0
Integration and acquisition costs	-	-	-	158.8	158.8	158.8	-	158.8
Amortization of acquired intangibles	-	-	-	243.8	243.8	243.8	-	243.8
Other operating expenses	-	-	-	92.7	92.7	92.7	-	92.7
Total operating expenses	109.4	-	-	4,213.3	4,213.3	4,213.3	1.4	4,324.1

Operating (loss)/income from continuing operations	(109.4)	-	-	1,808.8	1,808.8	1,808.0	(1.4)	1,698.0

Interest (expense)/income, net	(42.8)	-	-	36.7	36.7	36.7	-	(6.1)
Other income/(expense), net	0.3	-	-	8.6	8.6	8.6	-	8.9
Receipt of break fee	1,635.4	-	-	-	-	-	-	1,635.4
Total other income/(expense), net	1,592.9	-	-	45.3	45.3	45.3	-	1,638.2

Income/(loss) from continuing operations before income taxes and equity in earnings /(losses) of equity method investees	1,483.5	-	-	1,854.1	1,854.1	1,854.1	(1.4)	3,336.2

Income taxes	2.2	-	-	(58.3)	(58.3)	(58.3)	-	(56.1)
Equity in income/(losses) of equity method investees, net of taxes	1,919.8	-	-	2.7	2.7	2.7	(1,919.8)	2.7

Income/(loss) from continuing operations, net of taxes	3,405.5	-	-	1,798.5	1,798.5	1,798.5	(1,921.2)	3,282.8
Income from discontinued operations, net of taxes	-	-	-	122.7	122.7	122.7	-	122.7
Net income/(loss)	3,405.5	-	-	1,921.2	1,921.2	1,921.2	(1,921.2)	3,405.5

Comprehensive income/(loss)	$ 3,263.8	$ -	$ -	$ 1,779.5	$ 1,779.5	$ 1,779.5	$ (1,779.5)	$ 3,263.8

	Condensed Consolidating Statement of Income
(for the year ended December 31, 2013)	Shire Plc. (Parent Guarantor)	SAIIDAC (Subsidiary Issuer)	Baxalta Inc. (Subsidiary Issuer)	Non-Guarantor Non-Issuer Subsidiaries	Non-Guarantor Subsidiaries of SAIIDAC Notes	Non-Guarantor Subsidiaries of Baxalta Notes	Eliminations	Consolidated
(in millions)

Revenues:
Product sales	$ -	$ -	$ -	$ 4,757.5	$ 4,757.5	$ 4,757.5	$ -	$ 4,757.5
Royalties & other revenues	-	-	-	176.8	176.8	176.8	-	176.8
Total revenues	-	-	-	4,934.3	4,934.3	4,934.3	-	4,934.3

Costs and expenses:
Cost of sales	-	-	-	670.8	670.8	670.8	-	670.8
Research and development	-	-	-	933.4	933.4	933.4	-	933.4
Selling, general and administrative	26.6	-	-	1,472.9	1,472.9	1,472.9	(0.2)	1,499.3
Integration and acquisition costs	-	-	-	(134.1)	(134.1)	(134.1)	-	(134.1)
Amortization of acquired intangibles	-	-	-	152.0	152.0	152.0	-	152.0
Other operating expenses	-	-	-	79.4	79.4	79.4	-	79.4
Total operating expenses	26.6	-	-	3,174.4	3,174.4	3,174.4	(0.2)	3,200.8

Operating (loss)/income from continuing operations	(26.6)	-	-	1,759.9	1,759.9	1,759.9	0.2	1,733.5

Interest (expense)/income, net	(38.8)	-	-	2.8	2.8	2.8	-	(36.0)
Other (expense)/income, net	0.2	-	-	(4.1)	(4.1)	(4.1)	-	(3.9)
Total other (expense)/income, net	(38.6)	-	-	(1.3)	(1.3)	(1.3)	-	(39.9)

(Loss)/income from continuing operations before income taxes and equity in earnings/(losses) of equity method investees	(65.2)	-	-	1,758.6	1,758.6	1,758.6	0.2	1,693.6

Income taxes	0.6	-	-	(278.5)	(278.5)	(278.5)	-	(277.9)
Equity in income/(losses) of equity method investees, net of taxes	729.7	-	-	3.9	3.9	3.9	(729.7)	3.9

Income/(loss) from continuing operations, net of taxes	665.1	-	-	1,484.0	1,484.0	1,484.0	(729.5)	1,419.6
Loss from discontinued operations, net of taxes[1]	-	-	-	(754.5)	(754.5)	(754.5)	-	(754.5)
Net income/(loss)	665.1	-	-	729.5	729.5	729.5	(729.5)	665.1

Comprehensive income/(loss)	$ 688.4	$ -	$ -	$ 752.8	$ 752.8	$ 752.8	$ (752.8)	$ 688.4

Condensed Balance Sheet [Table Text Block]
	Condensed Consolidating Balance Sheet
(As of December 31, 2015)	Shire Plc. (Parent Guarantor)	SAIIDAC (Subsidiary Issuer)	Baxalta Inc. (Issuer)	Non-Guarantor Non-Issuer Subsidiaries	Non-Guarantor Non-Issuer Subsidiaries of SAIIDAC Notes	Non-Guarantor Subsidiaries of Baxalta Notes	Eliminations	Consolidated
(in millions)

ASSETS
Current assets:
Cash and cash equivalents	$ -	$ -	$ -	$ 135.5	$ 135.5	$ 135.5	$ -	$ 135.5
Restricted cash	-	-	-	86.0	86.0	86.0	-	86.0
Accounts receivable, net	-	-	-	1,201.2	1,201.2	1,201.2	-	1,201.2
Inventories	-	-	-	635.4	635.4	635.4	-	635.4
Prepaid expenses and other current assets	1.9	9.6	-	185.9	185.9	195.5	-	197.4
Intercompany receivables	-	-	-	3,164.9	3,164.9	3,164.9	(3,164.9)	-
Total current assets	1.9	9.6	-	5,408.9	5,408.9	5,418.5	(3,164.9)	2,255.5

Non-current assets:
Investments	14,477.2	-	-	50.8	50.8	50.8	(14,477.2)	50.8
Property, plant and equipment, net	-	-	-	828.1	828.1	828.1	-	828.1
Goodwill	-	-	-	4,147.8	4,147.8	4,147.8	-	4,147.8
Intangible assets, net	-	-	-	9,173.3	9,173.3	9,173.3	-	9,173.3
Other non-current assets	5.3	8.3	-	140.7	140.7	149.0	-	154.3
Total assets	$ 14,484.4	$ 17.9	$ -	$ 19,749.6	$ 19,749.6	$ 19,767.5	$ (17,642.1)	$ 16,609.8

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable and accrued expenses	$ 10.0	$ -	$ -	$ 2,040.6	$ 2,040.6	$ 2,040.6	$ -	$ 2,050.6
Short term borrowings	1,500.0	-	-	11.5	11.5	11.5	-	1,511.5
Intercompany payables	3,145.3	19.6	-	-	-	19.6	(3,164.9)	-
Other current liabilities	-	-	-	144.0	144.0	144.0	-	144.0
Total current liabilities	4,655.3	19.6	-	2,196.1	2,196.1	2,215.7	(3,164.9)	3,706.1

Non-current liabilities:
Long term borrowings	-	-	-	69.9	69.9	69.9	-	69.9
Deferred tax liability	-	-	-	2,205.9	2,205.9	2,205.9	-	2,205.9
Other non-current liabilities	-	-	-	798.8	798.8	798.8	-	798.8
Total liabilities	4,655.3	19.6	-	5,270.7	5,270.7	5,290.3	(3,164.9)	6,780.7

Total equity	9,829.1	(1.7)	-	14,478.9	14,478.9	14,477.2	(14,477.2)	9,829.1

Total liabilities and equity	$ 14,484.4	$ 17.9	$ -	$ 19,749.6	$ 19,749.6	$ 19,767.5	$ (17,642.1)	$ 16,609.8

	Condensed Consolidating Balance Sheet
(As of December 31, 2014)	Shire Plc. (Parent Guarantor)	SAIIDAC (Subsidiary Issuer)	Baxalta Inc. (Subsidiary Issuer)	Non-Guarantor Non-Issuer Subsidiaries	Non-Guarantor Subsidiaries of SAIIDAC Notes	Non-Guarantor Subsidiaries of Baxalta Notes	Eliminations	Consolidated
(in millions)

ASSETS
Current assets:
Cash and cash equivalents	$ -	$ -	$ -	$ 2,982.4	$ 2,982.4	$ 2,982.4	$ -	$ 2,982.4
Restricted cash	-	-	-	54.6	54.6	54.6	-	54.6
Accounts receivable, net	-	-	-	1,035.1	1,035.1	1,035.1	-	1,035.1
Inventories	-	-	-	544.8	544.8	544.8	-	544.8
Prepaid expenses and other current assets	5.4	-	-	560.8	560.8	560.8	-	566.2
Intercompany receivables	-	-	-	115.9	115.9	115.9	(115.9)	-
Total current assets	5.4	-	-	5,293.6	5,293.6	5,293.6	(115.9)	5,183.1

Non-current assets:
Investments	9,666.2	-	-	43.7	43.7	43.7	(9,666.2)	43.7
Property, plant and equipment, net	-	-	-	837.5	837.5	837.5	-	837.5
Goodwill	-	-	-	2,474.9	2,474.9	2,474.9	-	2,474.9
Intangible assets, net	-	-	-	4,934.4	4,934.4	4,934.4	-	4,934.4
Other non-current assets	6.7	-	-	151.8	151.8	151.8	-	158.5
Total assets	$ 9,678.3	$ -	$ -	$ 13,735.9	$ 13,735.9	$ 13,735.9	$ (9,782.1)	$ 13,632.1

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable and accrued expenses	$ 49.5	$ -	$ -	$ 1,859.9	$ 1,859.9	$ 1,859.9	$ -	$ 1,909.4
Short term borrowings	850.0	-	-	-	-	-	-	850.0
Intercompany payables	115.9	-	-	-	-	-	(115.9)	-
Other current liabilities	-	-	-	262.5	262.5	262.5	-	262.5
Total current liabilities	1,015.4	-	-	2,122.4	2,122.4	2,122.4	(115.9)	3,021.9

Non-current liabilities:
Deferred tax liability	-	-	-	1,210.6	1,210.6	1,210.6	-	1,210.6
Other non-current liabilities	-	-	-	736.7	736.7	736.7	-	736.7
Total liabilities	1,015.4	-	-	4,069.7	4,069.7	4,069.7	(115.9)	4,969.2

Total equity	8,662.9	-	-	9,666.2	9,666.2	9,666.2	(9,666.2)	8,662.9

Total liabilities and equity	$ 9,678.3	$ -	$ -	$ 13,735.9	$ 13,735.9	$ 13,735.9	$ (9,782.1)	$ 13,632.1

Condensed Cash Flow Statement [Table Text Block]
	Condensed Consolidating Statement of Cash Flows
(for the year ended December 31, 2015)	Shire Plc. (Parent Guarantor)	SAIIDAC (Subsidiary Issuer)	Baxalta Inc. (Subsidiary Issuer)	Non-Guarantor Non-Issuer Subsidiaries	Non-Guarantor Subsidiaries of SAIIDAC Notes	Non-Guarantor Subsidiaries of Baxalta Notes	Eliminations	Consolidated
(in millions)

CASH FLOWS FROM OPERATING ACTIVITIES

Net cash (used in)/provided by operating activities	$ (133.5)	$ -	$ -	$ 2,470.5	$ 2,470.5	$ 2,470.5	$ -	$ 2,337.0

CASH FLOWS FROM INVESTING ACTIVITIES:
Transactions with subsidiaries	(3,570.0)	-	-	(3,048.2)	(3,048.2)	(3,048.2)	6,618.2	-
Movements in restricted cash	-	-	-	(32.0)	(32.0)	(32.0)	-	(32.0)
Purchases of businesses, net of cash acquired	-	-	-	(5,553.4)	(5,553.4)	(5,553.4)	-	(5,553.4)
Purchases of non-current investments and PP&E	-	-	-	(124.2)	(124.2)	(124.2)	-	(124.2)
Proceeds from sale of product rights	-	-	-	17.5	17.5	17.5	-	17.5
Other, net	-	-	-	72.2	72.2	72.2	-	72.2
Net cash (used in)/provided by investing activities	(3,570.0)	-	-	(8,668.1)	(8,668.1)	(8,668.1)	6,618.2	(5,619.9)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving line of credit, long term and short term borrowings	3,760.0	-	-	0.8	0.8	0.8	-	3,760.8
Repayment of revolving line of credit, long term and short term borrowings	(3,110.0)	-	-	(0.9)	(0.9)	(0.9)	-	(3,110.9)
Proceeds from intercompany borrowings	3,048.2			3,570.0	3,570.0	3,570.0	(6,618.2)	-
Payment of dividend	(6.8)	-	-	(127.6)	(127.6)	(127.6)	-	(134.4)
Excess tax benefit associated with exercise of stock options	-	-	-	32.4	32.4	32.4	-	32.4
Debt issuance costs	(4.5)	-	-	(19.6)	(19.6)	(19.6)	-	(24.1)
Contingent consideration payments	-	-	-	(101.2)	(101.2)	(101.2)	-	(101.2)
Other, net	16.6	-	-	(0.2)	(0.2)	(0.2)	-	16.4
Net cash provided by/(used in) financing activities	3,703.5	-	-	3,353.7	3,353.7	3,353.7	(6,618.2)	439.0

Effect of foreign exchange rate changes on cash and cash equivalents	-	-	-	(3.0)	(3.0)	(3.0)	-	(3.0)

Net decrease in cash and cash equivalents	-	-	-	(2,846.9)	(2,846.9)	(2,846.9)	-	(2,846.9)
Cash and cash equivalents at beginning of period	-	-	-	2,982.4	2,982.4	2,982.4	-	2,982.4
Cash and cash equivalents at end of period	$ -	$ -	$ -	$ 135.5	$ 135.5	$ 135.5	$ -	$ 135.5

	Condensed Consolidating Statement of Cash Flows
(for the year ended December 31, 2014)	Shire Plc. (Parent Guarantor)	SAIIDAC (Subsidiary Issuer)	Baxalta Inc. (Subsidiary Issuer)	Non-Guarantor Non-Issuer Subsidiaries	Non-Guarantor Subsidiaries of SAIIDAC Notes	Non-Guarantor Subsidiaries of Baxalta Notes	Eliminations	Consolidated
(in millions)

CASH FLOWS FROM OPERATING ACTIVITIES

Net cash provided by/(used in) operating activities	$ 1,512.6	$ -	$ -	$ 2,715.8	$ 2,715.8	$ 2,715.8	$ -	$ 4,228.4

CASH FLOWS FROM INVESTING ACTIVITIES:
Transactions with subsidiaries	(1,900.0)	-	-	458.3	458.3	458.3	1,441.7	-
Movements in restricted cash	-	-	-	(32.6)	(32.6)	(32.6)	-	(32.6)
Purchases of businesses, net of cash acquired	-	-	-	(4,104.4)	(4,104.4)	(4,104.4)	-	(4,104.4)
Purchases of non-current investments and PP&E	-	-	-	(100.1)	(100.1)	(100.1)	-	(100.1)
Proceeds from sale of product rights	-	-	-	127.0	127.0	127.0	-	127.0
Other, net	-	-	-	79.5	79.5	79.5	-	79.5
Net cash (used in)/provided by investing activities	(1,900.0)	-	-	(3,572.3)	(3,572.3)	(3,572.3)	1,441.7	(4,030.6)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving line of credit, long term and short term borrowings	2,310.0	-	-	0.8	0.8	0.8	-	2,310.8
Repayment of revolving line of credit, long term and short term borrowings	(1,460.0)	-	-	(1.8)	(1.8)	(1.8)	-	(1,461.8)
Proceeds (to)/from intercompany borrowings	(458.3)			1,900.0	1,900.0	1,900.0	(1,441.7)	-
Payment of dividend	(8.9)	-	-	(112.3)	(112.3)	(112.3)	-	(121.2)
Excess tax benefit associated with exercise of stock options	-	-	-	39.7	39.7	39.7	-	39.7
Debt issuance costs	(10.6)	-	-	0.4	0.4	0.4	-	(10.2)
Contingent consideration payments	-	-	-	(15.2)	(15.2)	(15.2)	-	(15.2)
Other, net	15.2	-	-	(202.8)	(202.8)	(202.8)	-	(187.6)
Net cash provided by/(used in) financing activities	387.4	-	-	1,608.8	1,608.8	1,608.8	(1,441.7)	554.5

Effect of foreign exchange rate changes on cash and cash equivalents	-	-	-	(9.3)	(9.3)	(9.3)		(9.3)

Net increase in cash and cash equivalents	-	-	-	743.0	743.0	743.0	-	743.0
Cash and cash equivalents at beginning of period	-	-	-	2,239.4	2,239.4	2,239.4	-	2,239.4
Cash and cash equivalents at end of period	$ -	$ -	$ -	$ 2,982.4	$ 2,982.4	$ 2,982.4	$ -	$ 2,982.4

	Condensed Consolidating Statement of Cash Flows
(for the year ended December 31, 2013)	Shire Plc. (Parent Guarantor)	SAIIDAC (Subsidiary Issuer)	Baxalta Inc. (Subsidiary Issuer)	Non-Guarantor Non-Issuer Subsidiaries	Non-Guarantor Subsidiaries of SAIIDAC Notes	Non-Guarantor Subsidiaries of Baxalta Notes	Eliminations	Consolidated
(in millions)

CASH FLOWS FROM OPERATING ACTIVITIES

Net cash provided by/(used in) operating activities	$ (78.2)	-	-	$ 1,541.2	$ 1,541.2	$ 1,541.2	$ -	$ 1,463.0

CASH FLOWS FROM INVESTING ACTIVITIES:
Movements in restricted cash	-	-	-	(5.3)	(5.3)	(5.3)	-	(5.3)
Purchases of businesses, net of cash acquired	-	-	-	(227.8)	(227.8)	(227.8)	-	(227.8)
Purchases of non-current investments and PP&E	-	-	-	(167.6)	(167.6)	(167.6)	-	(167.6)
Proceeds from sale of product rights	-	-	-	19.2	19.2	19.2	-	19.2
Other, net	-	-	-	20.6	20.6	20.6	-	20.6
Net cash (used in)/provided by investing activities	-	-	-	(360.9)	(360.9)	(360.9)	-	(360.9)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds (to)/from intercompany borrowings	259.8	-	-	(259.8)	(259.8)	(259.8)	-	-
Payment of dividend	(5.7)	-	-	(90.7)	(90.7)	(90.7)	-	(96.4)
Excess tax benefit associated with exercise of stock options	-	-	-	13.4	13.4	13.4	-	13.4
Contingent consideration payments	-	-	-	(14.1)	(14.1)	(14.1)	-	(14.1)
Other, net	(175.9)	-	-	(71.6)	(71.6)	(71.6)	-	(247.5)
Net cash provided by/(used in) financing activities	78.2	-	-	(422.8)	(422.8)	(422.8)	-	(344.6)

Effect of foreign exchange rate changes on cash and cash equivalents	-	-	-	(0.3)	(0.3)	(0.3)	-	(0.3)

Net increase in cash and cash equivalents	-	-	-	757.2	757.2	757.2	-	757.2
Cash and cash equivalents at beginning of period	-	-	-	1,482.2	1,482.2	1,482.2	-	1,482.2
Cash and cash equivalents at end of period	$ -	$ -	$ -	$ 2,239.4	$ 2,239.4	$ 2,239.4	-	$ 2,239.4